                      METLIFE INVESTORS INSURANCE COMPANY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                        SUPPLEMENT DATED APRIL 28, 2008
                                      TO
              PROSPECTUSES DATED MAY 1, 2000 AND NOVEMBER 9, 2006
                                (COVA SERIES A)

This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the Cova Series A Variable Annuity contracts issued by MetLife Investors Variable Annuity Account One and MetLife Investors Variable Annuity Account Five, respectively, and MetLife Investors Insurance Company. This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

PURCHASE

The following paragraph is added under PURCHASE PAYMENTS:

If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payments to you, or there may be a delay in applying the Purchase Payment or transaction to your Contract.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, LOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers, LLC) or subadviser of an investment portfolio or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the investment portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fees deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests in Met Investors Advisory LLC and MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers.

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 plan, if any, is described in more detail in the investment portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to investment portfolios advised by our affiliates than those that are not, we may be more inclined to offer investment portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of contract value to such investment portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio (Class B)
 Oppenheimer Capital Appreciation Portfolio (Class B)
 PIMCO Total Return Portfolio
 Van Kampen Comstock Portfolio (Class B)
 Van Kampen Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio (Class E)
 MFS(R) Total Return Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

 Putnam VT Equity Income Fund

EXPENSES

The following sentence is added under WITHDRAWAL CHARGE:

The withdrawal charge may apply to a full or partial withdrawal of your contract value pursuant to a request to divide the assets of the contract due to a divorce.

DEATH BENEFIT

The following sentence is added under UPON YOUR DEATH:

Because the death benefit must be distributed within the time periods required by the Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are only available to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

OTHER INFORMATION

The following paragraph is added under DISTRIBUTOR:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1, 2002 and subsequently substituted) and AIM V.I. International Growth Fund (Series I) (closed May 1,
2002); Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class I) (closed May 1, 2002); Templeton Foreign Securities Fund (Class I) (closed May 1, 2003); Metropolitan Series Fund, Inc.: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed May 1, 2003); Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed May 1, 2003); Met Investors Series Trust: MFS(R) Research International Portfolio (Class A) (closed May 1, 2003); Metropolitan Series Fund, Inc.: Julius Baer International Stock Portfolio (Class B) (formerly FI International Stock Portfolio (Class B)) (closed December 19, 2003); Metropolitan Series Fund,
Inc.: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004); Jennison Growth Portfolio (Class B) (closed May 1, 2005); Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B) (added and closed May 1, 2006; and Putnam Variable Trust: Putnam VT Growth and Income Portfolio (Class
IB) (closed May 1, 2006); Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B), Lord Abbett Mid Cap Value Portfolio (Class B), and Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of the Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 1) (closed May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class A) (closed May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 1) (closed May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 1) (closed May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class
A) merged into the Lazard Mid-Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and current income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

INVESTMENT OBJECTIVE: Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

VAN KAMPEN MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC, has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

SUPP-408COVASERA
                                      6